Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income (loss)	$ (99,601)	$ 16,206
Impairment charge	49,022
Depreciation and depletion	59,176
Share of loss from associate
Income taxes	(18,794)
Share based compensation	1,535
Interest income on due from non-controlling interest
Provisions for inventory obsolescence and net realizable value adjustments	4,054
Other	570
[ifrs-full:CashFlowsFromUsedInOperations]	18,532
Changes in non-cash operating capital
Accounts receivable and prepaids	(19,101)
Inventories	(368)
Accounts payable and accrued liabilities	(412)
Net cash generated from (used in) operating activities	(1,529)
Income taxes paid	(18,794)
Net cash provided by (used in) operating activities	(20,323)
Investing activities
Acquisition of Reservoir Minerals Inc., net of cash received
Pre-commercial production sales receipts
Pre-commercial production costs capitalized
Expenditures on mineral properties, plant and equipment	(31,113)
Changes in non-cash working capital related to investing activities	(1,646)
Net cash used in investing activities	(32,759)
Financing activities
Dividends paid to Nevsun shareholders	(18,821)
Distributions to non-controlling interest	(8,000)
Amounts repaid by non-controlling interest, including interest	5,000
Issuance of common shares, net of issue costs	245
Share issue costs related to dividend reinvestment program
Net cash used in financing activities	(21,576)
Decrease in cash and cash equivalents	(74,658)
Cash and cash equivalents, beginning of year	56,014
Cash and cash equivalents, end of year	59,504	56,014
Restated [Member]
Operating activities
Net income (loss)		16,206,000
Impairment charge
Depreciation and depletion		33,165
Share of loss from associate		1,862
Income taxes		(26,626)
Share based compensation		1,550
Interest income on due from non-controlling interest		(898)
Provisions for inventory obsolescence and net realizable value adjustments		4,049
Other		557
[ifrs-full:CashFlowsFromUsedInOperations]		84,836
Changes in non-cash operating capital
Accounts receivable and prepaids		1,845
Inventories		(23,670)
Accounts payable and accrued liabilities		(10,505)
Net cash generated from (used in) operating activities		52,506
Income taxes paid		(26,626)
Net cash provided by (used in) operating activities	(20,323)	25,880
Investing activities
Acquisition of Reservoir Minerals Inc., net of cash received		(205,064)
Pre-commercial production sales receipts		34,313
Pre-commercial production costs capitalized		(42,540)
Expenditures on mineral properties, plant and equipment		(24,287)
Changes in non-cash working capital related to investing activities		8,813
Net cash used in investing activities	(32,759)	(228,765)
Financing activities
Dividends paid to Nevsun shareholders		(34,407)
Distributions to non-controlling interest		(16,000)
Amounts repaid by non-controlling interest, including interest		17,500
Issuance of common shares, net of issue costs		902
Share issue costs related to dividend reinvestment program		(194)
Net cash used in financing activities		(32,199)
Decrease in cash and cash equivalents		(235,084)
Cash and cash equivalents, beginning of year	$ 199,256,000	434,340
Cash and cash equivalents, end of year		$ 199,256,000